CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Non- controlling Interests
Balance at beginning of period (in shares) at Dec. 31, 2012		109,543,492
Balance at beginning of period at Dec. 31, 2012	$ 2,500.8	$ 1.1	$ 2,873.2	$ 1,101.5	$ 34.4	$ (1,509.4)	$ 0.0
Net earnings	288.0			288.0
Other comprehensive income (loss)	47.8				47.8
Issuances under equity plans, including tax benefits (in shares)		2,471,181
Issuances under equity plans, including tax benefits	118.1		109.3			8.8
Share-based compensation expense	31.5		31.5
Dividends	(72.0)			(72.0)
Balance at end of period (in shares) at Dec. 31, 2013		112,014,673
Balance at end of period at Dec. 31, 2013	2,914.2	$ 1.1	3,014.0	1,317.5	82.2	(1,500.6)	0.0
Net earnings	427.6			427.6
Other comprehensive income (loss)	(237.4)				(237.4)
Issuances under equity plans, including tax benefits (in shares)		861,879
Issuances under equity plans, including tax benefits	18.8		29.6			(10.8)
Share-based compensation expense	40.6		40.6
Dividends	(77.3)			(77.3)
Repurchases of common stock	(143.5)					(143.5)
Balance at end of period (in shares) at Dec. 31, 2014		112,876,552
Balance at end of period at Dec. 31, 2014	2,943.0	$ 1.1	3,084.2	1,667.8	(155.2)	(1,654.9)	0.0
Net earnings	419.2			419.2
Other comprehensive income (loss)	(130.8)				(130.8)
Issuances under equity plans, including tax benefits (in shares)		1,628,376
Issuances under equity plans, including tax benefits	69.5	$ 0.1	77.5			(8.1)
Share-based compensation expense	31.1		31.1
Dividends	(121.0)			(121.0)
Repurchases of common stock	(580.2)					(580.2)
Contribution from a noncontrolling interest and other noncontrolling interest transactions	61.7		(6.1)				67.8
Balance at end of period (in shares) at Dec. 31, 2015		114,504,928
Balance at end of period at Dec. 31, 2015	$ 2,692.5	$ 1.2	$ 3,186.7	$ 1,966.0	$ (286.0)	$ (2,243.2)	$ 67.8